UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        May 13, 2010

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 03-31-10
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    62
Form 13F Information Table Value Total:     $163,377,701

List of Other Included Managers: None

Name of Issuer                                    Class    Cusip        Market        Shares  Inv Auth Mngr     Voting Auth
3M                                                Common  88579Y101    6513446        77940     Sole              77940
AT&T                                              Common  00206R102    2738937        105996    Sole              105996
Abbott Laboratories                               Common  002824100    287106         5450      Sole              5450
Adobe Systems                                     Common  00724F101    615438         17400     Sole              17400
Affymetrix                                        Common  00826T108    1640490        223500    Sole              223500
American Tower Systems Class A                    Common  029912201    2130500        50000     Sole              50000
Anadarko Petroleum                                Common  032511107    393282         5400      Sole              5400
Automatic Data Processing                         Common  053015103    4429212        99600     Sole              99600
BP P.L.C.                                         Common  055622104    4320142        75699     Sole              75699
Barrick Gold                                      Common  067901108    327462         8541      Sole              8541
Berkshire Hathaway, Class B                       Common  084670702    207238         2550      Sole              2550
Chevron                                           Common  166764100    588592         7762      Sole              7762
Chubb                                             Common  171232101    5332617        102847    Sole              102847
Citrix Systems                                    Common  177376100    1853703        39050     Sole              39050
Clorox                                            Common  189054109    5432017        84690     Sole              84690
Coca Cola                                         Common  191216100    789250         14350     Sole              14350
Colgate Palmolive                                 Common  194162103    4253621        49890     Sole              49890
ConocoPhillips                                    Common  20825C104    2593551        50685     Sole              50685
Dow Chemical                                      Common  260543103    5624214        190200    Sole              190200
DuPont                                            Common  263534109    605262         16253     Sole              16253
Duke Energy                                       Common  26441c105    170250         10432     Sole              10432
Eli Lilly                                         Common  532457108    399869         11040     Sole              11040
Emerson Electric                                  Common  291011104    2218735        44075     Sole              44075
Exxon Mobil                                       Common  30231G102    4388798        65524     Sole              65524
FPL Group                                         Common  302571104    430137         8900      Sole              8900
General Electric                                  Common  369604103    2354334        129359    Sole              129359
General Mills                                     Common  370334104    3059898        43225     Sole              43225
HCP                                               Common  40414l109    231000         7000      Sole              7000
Hartford Financial Services Group                 Common  416515104    2178393        76650     Sole              76650
Hershey Foods                                     Common  427866108    4476214        104560    Sole              104560
Hubbell Class B                                   Common  443510201    282408         5600      Sole              5600
Intel                                             Common  458140100    4568603        204962    Sole              204962
International Business Machines                   Common  459200101    1777160        13857     Sole              13857
International Flavors & Fragrances                Common  459506101    6582035        138075    Sole              138075
J.P. Morgan Chase                                 Common  46625H100    1440950        32200     Sole              32200
Johnson & Johnson                                 Common  478160104    4708940        72223     Sole              72223
Medco Health Solutions                            Common  58405U102    1921822        29768     Sole              29768
Medtronic                                         Common  585055106    3861322        85750     Sole              85750
Merck & Co                                        Common  58933Y105    6435928        172314    Sole              172314
Microsoft                                         Common  594918104    434927         14850     Sole              14850
Newmont Mining                                    Common  651639106    5695247        111825    Sole              111825
Northern Trust                                    Common  665859104    4803531        86926     Sole              86926
PepsiCo                                           Common  713448108    4419620        66802     Sole              66802
Pfizer                                            Common  717081103    4265857        248738    Sole              248738
Pharmaceutical Product Development Inc.           Common  717124101    2912304        122675    Sole              122675
Procter & Gamble                                  Common  742718109    7012784        110839    Sole              110839
Progress Energy                                   Common  743263105    928188         23582     Sole              23582
Questar                                           Common  748356102    1777680        41150     Sole              41150
Royal Dutchshell Class A Adr                      Common  780257804    512177         8852      Sole              8852
Schlumberger Ltd                                  Common  806857108    3117790        49130     Sole              49130
Sigma Aldrich                                     Common  826552101    4070111        75850     Sole              75850
Staples                                           Common  855030102    2094712        89487     Sole              89487
Sysco                                             Common  871829107    3889575        131850    Sole              131850
The Scotts Company                                Common  810186106    4404733        95032     Sole              95032
Union Pacific                                     Common  907818108    322520         4400      Sole              4400
United Parcel Service                             Common  911312106    5431373        84325     Sole              84325
United Technologies                               Common  913017109    206108         2800      Sole              2800
Verizon Communications                            Common  92343V104    691994         22308     Sole              22308
Wal-Mart Stores                                   Common  931142103    244640         4400      Sole              4400
Walgreen                                          Common  931422109    3189369        85990     Sole              85990
Wells Fargo                                       Common  949746101    249333         8012      Sole              8012
Weyerhaeuser                                      Common  962166104    540252         11934     Sole              11934
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